RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Disclosure of related party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
As of December 31, 2022, Techint Holdings S.à r.l. (“Techint”) owned 62.02% of the Company’s share capital and Tenaris Investments S.à r.l. (“Tenaris”) held 11.46% of the Company’s share capital. Each of Techint and Tenaris were controlled by San Faustin S.A., a Luxembourg company (“San Faustin”). Rocca & Partners Stichting Administratiekantoor Aandelen San Faustin (“RP STAK”), a private foundation (Stichting) located in the Netherlands, held voting shares in San Faustin sufficient in number to control San Faustin. No person or group of persons controls RP STAK.
For commitments with Related parties, see note 24.
The following transactions were carried out with related parties:

	Year ended December 31,
	2022	2021	2020

(i) Transactions
(a) Sales of goods and services
Sales of goods to non-consolidated parties	720,137	950,792	432,511
Sales of goods to other related parties	224,698	195,636	15,972
Sales of services and others to non-consolidated parties	177	178	173
Sales of services and others to other related parties	4,213	1,496	1,009

	949,225	1,148,102	449,665
(b) Purchases of goods and services
Purchases of goods from non-consolidated parties	643,494	508,784	347,638
Purchases of goods from other related parties	70,951	65,964	83,738
Purchases of services and others from non-consolidated parties	13,735	10,279	9,421
Purchases of services and others from other related parties	78,899	98,065	75,483
Purchases of goods and services in connection with lease contracts from other related parties	—	—	201

	807,079	683,092	516,481
(c) Financial results
Income with non-consolidated parties	8,298	6,256	7,182
Expenses in connection with lease contracts from other related parties	(976)	(1,013)	(1,484)

	7,322	5,243	5,698
(d) Dividends received
Dividends from non-consolidated parties	15,493	82,122	6,299

	15,493	82,122	6,299
(e) Other income and expenses
Income (expenses), net with non-consolidated parties	3,300	1,029	765
Income (expenses), net with other related parties	682	879	1,042

	3,982	1,908	1,807
25.    RELATED PARTY TRANSACTIONS (continued)

	As of December 31,
	2022	2021

(ii) Year-end balances
(a) Arising from sales/purchases of goods/services and other transactions
Receivables from non-consolidated parties	180,476	204,329
Receivables from other related parties	43,765	26,690
Advances from non-consolidated parties	4,851	5,383
Advances to suppliers with other related parties	3,683	3,852
Payables to non-consolidated parties	(91,172)	(72,373)
Payables to other related parties	(20,163)	(16,617)
Lease liabilities with other related parties	(2,287)	(2,635)

	119,153	148,629
(iii) Officers and Directors’ compensation
During the year ended December 31, 2022 the cash compensation of Officers and Directors amounted to $22,899 (2021: $18,137). In addition, Officers received 1,221,909 Units for a total amount of $7,220 (2021: $6,276) in connection with the incentive retention program mentioned in note 3 (o)(3).